CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. Class A common stock	CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. Class B Common Stock	CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. Additional Paid-in Capital	CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. Accumulated Deficit	CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp.	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at beginning at Dec. 31, 2017						$ 8,889,000	$ (8,247,000)	$ (854,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income							(6,560,000)	(6,560,000)
Balance at ending at Dec. 31, 2018	$ 0	$ 863	$ 24,137	$ (2,750)	$ 22,250	8,026,000	(14,807,000)	(8,277,000)
Balance at ending (in shares) at Dec. 31, 2018	0	8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of Units, net of underwriting discount and offering costs	$ 3,056		288,133,146		288,136,202
Sale of Units, net of underwriting discount and offering costs (in shares)	30,557,322
Sale of Private Placement Warrants			9,111,465		9,111,465
Forfeiture of Class B common stock by Sponsor		$ (99)	99
Forfeiture of Class B common stock by Sponsor (in shares)		(985,670)
Common stock subject to possible redemption	$ (2,958)		(295,745,152)		(295,748,110)
Common stock subject to possible redemption (in shares)	(29,574,811)
Net (loss) income				3,478,202	3,478,202		(12,678,000)	(12,678,000)
Balance at ending at Dec. 31, 2019	$ 98	$ 764	1,523,695	3,475,452	5,000,009	6,560,000	(27,485,000)	(22,421,000)
Balance at ending (in shares) at Dec. 31, 2019	982,511	7,639,330
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of common stock subject to possible redemption	$ 36		3,542,644		3,542,680
Change in value of common stock subject to possible redemption (in shares)	354,268
Net (loss) income				(3,542,687)	(3,542,687)		(6,552,000)	(6,552,000)
Balance at ending at Dec. 31, 2020	$ 134	$ 764	$ 5,066,339	$ (67,235)	$ 5,000,002	$ 4,721,000	$ (34,037,000)	$ (30,797,000)
Balance at ending (in shares) at Dec. 31, 2020	1,336,779	7,639,330